Financial instruments risk management (Schedule of Exchange Rate Risk) (Details) - ILS (₪) ₪ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Net foreign currency financial assets/(liabilities)	₪ 17,856	₪ 20,540
US Dollars [Member]
Disclosure of detailed information about financial instruments [line items]
Net foreign currency financial assets/(liabilities)	20,363	26,939
Euro [Member]
Disclosure of detailed information about financial instruments [line items]
Net foreign currency financial assets/(liabilities)	₪ (2,507)	₪ (6,399)